Phoenix Investment Partners


                                       APRIL 30, 1999


SEMIANNUAL REPORT



                                       Phoenix Multi-Sector
                                       Short Term Bond Fund



[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  We are pleased to provide this semiannual financial summary for the Phoenix Multi-Sector Short Term Bond Fund for the six months ended April 30, 1999.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)       VALUE
                                          --------   -------   -----------
AGENCY MORTGAGE-BACKED SECURITIES--1.5%

GNMA 6.50%, 6/15/28.....................    Aaa      $  779    $   774,195
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $774,879)                                         774,195
--------------------------------------------------------------------------
MUNICIPAL BONDS--10.1%
CALIFORNIA--0.8%
San Diego County Pension Obligation
Revenue Taxable Series A 6.24%,
8/15/02.................................    Aaa         400        405,000
DELAWARE--1.4%
Delaware River Port Authority PA & NJ
Revenue Taxable Series A 5.91%,
1/1/02..................................    Aaa         700        701,750
FLORIDA--1.0%
Tampa Solid Waste System Revenue Taxable
Series A 6.18%, 10/1/04.................    Aaa         500        502,500
ILLINOIS--1.8%
Chicago O'Hare International Airport
Revenue Taxable 6.47%, 1/1/00...........    Aaa         150        151,131

Chicago Tax Increment Taxable 6.25%,
6/1/02..................................    Aaa         750        760,312
                                                               -----------
                                                                   911,443
                                                               -----------
MASSACHUSETTS--0.8%
Massachusetts State Port Authority
Revenue Taxable Series C 6.05%,
7/1/02..................................     Aa         400        402,500
MISSISSIPPI--1.7%
Mississippi State Taxable Series T
7.50%, 11/1/00..........................     Aa         855        881,719
NEW YORK--0.8%
New York State Dormitory Authority
Pension Obligation Revenue Taxable
6.45%, 10/1/99..........................    Baa         400        401,568
OKLAHOMA--1.8%
Oklahoma City Airport Trust Taxable 10%,
7/1/12..................................    Aaa         900        941,625
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5,143,467)                                     5,148,105
--------------------------------------------------------------------------


                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)       VALUE
                                          --------   -------   -----------
ASSET-BACKED SECURITIES--10.9%

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................     Aa      $  375    $   376,016

ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................    Baa         952        910,350

Continental Airlines, Inc. Series 97-2D
7.522%, 6/30/01.........................     Ba         308        309,488

EQCC Home Equity Loan Trust 96-4, A4
6.47%, 8/15/10..........................    Aaa         390        388,671

First USA Credit Card Master Trust 98-1,
C 144A 6.50%, 1/18/06(b)................   BBB(c)       750        746,016

Fleetwood Credit Corp. Grantor Trust
96-A, B 6.95%, 10/17/11.................     A          189        190,641

Ford Credit Auto Owner Trust 96-B, CTFS
6.55%, 2/15/02..........................     A          250        250,547

MBNA Master Credit Card Trust 98-C, C
144A 6.35%, 11/15/05(b).................     NR         525        521,391

Premier Auto Trust 97-3, B 6.52%,
1/6/03..................................     A          250        254,500

Team Fleet Financing Corp. 98-2A, C 144A
6.53%, 7/25/02(b).......................   BBB(c)       350        342,672

Team Fleet Financing Corp. 96-1, B 144A
7.10%, 12/15/02(b)......................   BBB(c)       500        493,828

Triangle Funding Ltd. 98-2A, 3 144A
6.85%, 10/15/04(b)(d)(f)................   BBB(c)       800        796,500
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,642,674)                                     5,580,620
--------------------------------------------------------------------------
CORPORATE BONDS--21.7%
AUTOMOBILES--1.0%
Titan Tire Corp. 7%, 2/11/00............     NR         500        495,000
BANKS (MONEY CENTER)--0.5%
First Union Institutional Capital I
8.04%, 12/1/26..........................     A          250        255,312
BROADCASTING (TELEVISION, RADIO & CABLE)--0.7%
SFX Broadcasting Corp. Series B 10.75%,
5/15/06.................................     B          318        351,390

2                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)       VALUE
                                          --------   -------   -----------
BUILDING MATERIALS--1.5%
Nortek, Inc. 9.875%, 3/1/04.............     B       $  750    $   785,625
COMPUTERS (SOFTWARE & SERVICES)--0.6%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05................    Baa         320        310,800
ELECTRIC COMPANIES--1.0%
CalEnergy Co., Inc. 7.52%, 9/15/08......    Baa         500        527,500
ENTERTAINMENT--0.3%
SFX Entertainment, Inc. 144A 9.125%,
12/1/08(b)..............................     B          140        145,250
FOODS--1.6%
Shoppers Food Warehouse 9.75%,
6/15/04.................................     B          750        820,312
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.7%
Majestic Star Casino LLC 12.75%,
5/15/03.................................     B          250        280,938

Station Casinos, Inc. 10.125%,
3/15/06.................................     B          540        576,450
                                                               -----------
                                                                   857,388
                                                               -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.9%
Schein Pharmaceutical, Inc. 8.001%,
12/15/04(d).............................     B          510        476,850
INSURANCE (MULTI-LINE)--1.2%
Willis Corroon Corp. 144A 9%,
2/1/09(b)...............................     Ba         600        610,500
LEISURE TIME (PRODUCTS)--0.4%
Bally Total Fitness Holding Corp. Series
B 9.875%, 10/15/07......................     B          215        220,644
MANUFACTURING (DIVERSIFIED)--0.5%
Polymer Group, Inc. Series B 9%,
7/1/07..................................     B          250        256,875
METALS MINING--0.0%
NSM Steel Ltd. Sr. 144A 12%,
2/1/06(b)...............................    Caa         100         20,250
OIL & GAS (EXPLORATION & PRODUCTION)--1.3%
Benton Oil & Gas Co. 9.375%, 11/1/07....     B          500        335,000
Lomak Petroleum, Inc. 8.75%, 1/15/07....     B          375        315,000
                                                               -----------
                                                                   650,000
                                                               -----------
PAPER & FOREST PRODUCTS--1.1%
S.D. Warren Co. Series B 12%,
12/15/04................................     B          500        542,500
PUBLISHING--2.0%
Charter Communications Holdings LLC 144A
8.625%, 4/1/09(b).......................     B          500        513,750

News America, Inc. 6.625%, 1/9/08.......    Baa         500        500,625
                                                               -----------
                                                                 1,014,375
                                                               -----------
RETAIL (SPECIALTY)--1.2%
Musicland Group, Inc. 9%, 6/15/03.......     B          600        606,000

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)       VALUE
                                          --------   -------   -----------
SERVICES (COMMERCIAL & CONSUMER)--2.0%
Anthony Crane Rentals Series B 10.375%,
8/1/08..................................     B       $  350    $   355,250

Fisher Scientific International, Inc.
9%, 2/1/08..............................     B          325        329,469
Indesco International, Inc. 9.75%,
4/15/08.................................     B          500        322,500
                                                               -----------
                                                                 1,007,219
                                                               -----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
Global Crossing Holdings Ltd. 9.625%,
5/15/08.................................     B          500        560,000
TEXTILES (APPAREL)--1.1%
Collins & Aikman Corp. 11.50%,
4/15/06.................................     B          500        536,250
--------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $11,252,877)                                   11,050,040
--------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--21.2%

BTC Mortgage Investors Trust 97-S1, D
144A 6.95%, 12/31/09(b).................   BBB(c)       750        749,766

Bear Stearns Mortgage Securities, Inc.
95-1, 1B3 144A 6.446%, 5/25/10(b).......     NR         557        524,698

Bear Stearns Mortgage Securities, Inc.
95-1, 2B3 144A 7.40%, 7/25/10(b)........     NR         443        434,359

CS First Boston Mortgage Securities
Corp. 97-SPCE, D 144A 7.332%,
4/20/08(b)..............................   BBB(c)       550        537,625

Criimi Mae Trust I 96-C1, A2 144A 7.56%,
6/30/33(b)..............................   BBB(c)       400        384,000

G.E. Capital Mortgage Services, Inc.
94-26, B2 6.912%, 7/25/09(d)............    Baa         233        228,440

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26.................   AA(c)        291        296,135

IMPAC CMB Trust 98-2, M3 7.25%,
4/25/28.................................    A(c)        728        733,402
Merrill Lynch Mortgage Investors, Inc.
95-C3, A2 6.819%, 12/26/25(d)(f)........   AAA(c)     1,400      1,413,781

Norwest Asset Securities Corp. 99-10, B1
6.25%, 4/25/14..........................   AA(c)        523        510,199

PNC Mortgage Securities Corp. 97-6, A1
6.49%, 10/25/26.........................    Aaa         188        189,369

PNC Mortgage Securities Corp. 96-3, B2
8%, 12/25/26............................     A          978        984,840

Prudential Securities Secured Financing
Corp. 98-C1, A1A1 6.105%, 11/15/02......    Aaa         868        870,853

Residential Asset Securitization Trust
96-A8, A1 8%, 12/25/26..................   AAA(c)        17         16,938

                       See Notes to Financial Statements                       3

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)       VALUE
                                          --------   -------   -----------
Residential Funding Mortgage Securities
I 93-S23, M3 6.50%, 6/25/08.............  BBB+(c)    $  649    $   643,988

Residential Funding Mortgage Securities
I 93-S29, M3 7%, 8/25/08................   AA+(c)       485        489,113
Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11..............   AAA(c)        87         87,054
Resolution Trust Corp. 92-C3, B 9.05%,
8/25/23.................................   AA(c)        192        191,943

Resolution Trust Corp. 94-C1, C 8%,
6/25/26.................................    A(c)        500        503,750
Structured Asset Securities Corp. 95-C1,
D 7.375%, 9/25/24.......................   BBB(c)     1,000      1,001,542
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,778,959)                                   10,791,795
--------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--13.3%
ARGENTINA--2.1%
Republic of Argentina RegS 8.75%,
7/10/02.................................     Ba       250(e)       228,835

Republic of Argentina Bearer FRB 5.938%,
3/31/05(d)..............................     Ba         930        827,700
                                                               -----------
                                                                 1,056,535
                                                               -----------
BRAZIL--1.0%
Republic of Brazil 11.625%, 4/15/04.....     B          500        490,000
BULGARIA--0.9%
Republic of Bulgaria IAB Series PDI Euro
5.875%, 7/28/11(d)......................     B          250        169,531
Republic of Bulgaria FLIRB Series A
Bearer 2.50%, 7/28/12(d)................     B          500        304,687
                                                               -----------
                                                                   474,218
                                                               -----------
COLOMBIA--0.9%
Republic of Colombia 10.875%, 3/9/04....    Baa         415        437,306
COSTA RICA--1.3%
Republic of Costa Rica 144A 9.335%,
5/15/09(b)(g)...........................     Ba         650        643,942
CROATIA--2.0%
Croatia Series B 5.813%, 7/31/06(d).....    Baa         974        798,369
Croatia Series A 5.813%, 7/31/10(d).....    Baa         300        234,750
                                                               -----------
                                                                 1,033,119
                                                               -----------
PANAMA--1.9%
Republic of Panama RegS 7.875%,
2/13/02.................................     Ba       1,000        975,000
PHILIPPINES--1.5%
Republic of Philippines 8.875%,
4/15/08.................................     Ba         750        766,875

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)       VALUE
                                          --------   -------   -----------
POLAND--0.4%
Poland Bearer PDI 5%, 10/27/14(d).......    Baa      $  250    $   231,719
SOUTH KOREA--1.3%
Republic of Korea 8.75%, 4/15/03........    Baa         650        686,563
--------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $6,769,726)                                     6,795,277
--------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--18.7%
ARGENTINA--2.4%
Cia Transporte Energia 144A 8.625%,
4/1/03(b)...............................  BBB-(c)       500        480,000

Telefonica de Argentina 144A 9.125%,
5/7/08(b)...............................     Ba         250        241,875

Transportadora de Gas del Sur Series
TGS3 10.25%, 4/25/01....................     Ba         500        515,000
                                                               -----------
                                                                 1,236,875
                                                               -----------
BERMUDA--0.1%
AES China Generating Co. 10.125%,
12/15/06................................     Ba         105         71,400
CANADA--0.8%
Imax Corp. 7.875%, 12/1/05..............     Ba         400        399,000
CHILE--1.4%
Banco Santiago SA 7%, 7/18/07...........    Baa         250        230,938
Compania Sud Americana de Vapores 144A
7.375%, 12/8/03(b)......................   BBB(c)       500        475,000
                                                               -----------
                                                                   705,938
                                                               -----------
COLOMBIA--1.5%
Financiera Energetica Nacional SA EMTN
9%, 11/8/99.............................   BBB(c)       750        753,750
KAZAKHSTAN--0.6%
Kazkommertsbank International 144A
11.25%, 5/8/01(b).......................     B          500        305,000
MEXICO--6.1%
Banco Nacional de Mexico SA US$
Remittance Master Trust 144A 7.57%,
12/31/00(b).............................  BBB+(c)       442        439,202

Bufete Industrial RegS Series B-22
11.375%, 7/15/99........................     B          500        472,500

Empresas ICA Sociedad RegS 11.875%,
5/30/01.................................     B          250        255,625

Gruma SA de CV 7.625%, 10/15/07.........     Ba         250        235,000
Grupo Elektra SA de C.V. 12.75%,
5/15/01.................................    B(c)        250        248,125

4                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)       VALUE
                                          --------   -------   -----------
MEXICO--CONTINUED
Grupo Elektra SA de C.V. RegS 12.75%,
5/15/01.................................    B(c)     $  250    $   248,125
Grupo Industrial Durango 12%, 7/15/01...     B          350        349,125
Nacional Financiera SNC EMTN 144A 9.75%,
3/12/02(b)..............................     Ba         500        508,250

Vicap SA 10.25%, 5/15/02................     Ba         350        348,250
                                                               -----------
                                                                 3,104,202
                                                               -----------
POLAND--1.0%
TPSA Finance BV 144A 7.125%,
12/10/03(b).............................    Baa         500        510,625
SOUTH KOREA--2.9%
Korea Development Bank 7.125%,
9/17/01.................................    Baa         500        501,250
Korea Development Bank 7.125%,
4/22/04.................................    Baa       1,000        993,750
                                                               -----------
                                                                 1,495,000
                                                               -----------
UNITED KINGDOM--1.0%
Bridas Corp 12.50%, 11/15/99............     Ba         500        511,875
VENEZUELA--0.9%
PDVSA Finance Ltd. Series 98-1 6.45%,
2/15/04.................................     A          500        458,435
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $9,723,728)                                     9,552,100
--------------------------------------------------------------------------


                                                     SHARES
                                                     -------
PREFERRED STOCKS--0.6%
TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
Global Crossing Holdings Ltd. PIK
10.50%..................................              2,500        290,000
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $248,125)                                         290,000
--------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.0%
(IDENTIFIED COST $50,334,435)                                   49,982,132
--------------------------------------------------------------------------

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------   -------   --------------
SHORT-TERM OBLIGATIONS--1.9%
COMMERCIAL PAPER--1.9%
Goldman Sachs Group, Inc. 4.92%,
5/3/99..................................    A-1+      $  985    $      984,731
------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $984,731)                                             984,731
------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $51,319,166)                                       50,966,863(a)
Cash and receivables, less liabilities--0.1%                            32,212
                                                                --------------
NET ASSETS--100.0%                                              $   50,999,075
                                                                --------------
                                                                --------------


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $747,266 and gross depreciation of $1,099,569 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $51,319,166.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $10,424,499 or 20.4% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Argentine Pesos.
(f)  All or portion segregated as collateral.
(g)  When issued.

                       See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $51,319,166)                               $   50,966,863
Cash                                                                   9,246
Receivables
  Interest                                                           879,606
  Investment securities sold                                         581,408
  Fund shares sold                                                   136,642
  Receivable from adviser                                             57,415
Prepaid expenses                                                       1,319
                                                              --------------
    Total assets                                                  52,632,499
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,379,586
  Fund shares repurchased                                             64,588
  Income distribution payable                                         39,730
  Distribution fee                                                    17,399
  Transfer agent fee                                                  14,381
  Trustees' fee                                                        7,184
  Financial agent fee                                                  5,607
Accrued expenses                                                     104,949
                                                              --------------
    Total liabilities                                              1,633,424
                                                              --------------
NET ASSETS                                                    $   50,999,075
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   54,071,708
Undistributed net investment loss                                    (26,181)
Accumulated net realized loss                                     (2,694,149)
Net unrealized depreciation                                         (352,303)
                                                              --------------
NET ASSETS                                                    $   50,999,075
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $28,809,098)                 6,121,730
Net asset value per share                                              $4.71
Offering price per share $4.71/(1-2.25%)                               $4.82
CLASS B
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $12,220,783)                 2,602,074
Net asset value and offering price per share                           $4.70
CLASS C
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $9,969,194)                  2,118,864
Net asset value and offering price per share                           $4.70

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    2,264,172
                                                              --------------
    Total investment income                                        2,264,172
                                                              --------------
EXPENSES
Investment advisory fee                                              149,387
Distribution fee, Class A                                             39,703
Distribution fee, Class B                                             45,065
Distribution fee, Class C                                             26,356
Financial agent fee                                                   35,135
Transfer agent                                                        39,799
Professional                                                          20,852
Registration                                                          17,725
Custodian                                                             15,456
Printing                                                              12,127
Trustees                                                               8,601
Miscellaneous                                                         22,950
                                                              --------------
    Total expenses                                                   433,156
    Less expenses borne by investment adviser                       (117,964)
                                                              --------------
    Net expenses                                                     315,192
                                                              --------------
NET INVESTMENT INCOME                                              1,948,980
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (310,238)
Net realized loss on foreign currency transactions                   (33,673)
Net change in unrealized appreciation (depreciation) on
  investments                                                      1,025,047
                                                              --------------
NET GAIN ON INVESTMENTS                                              681,136
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $    2,630,116
                                                              --------------
                                                              --------------

6                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            4/30/99       Year Ended
                                          (Unaudited)      10/31/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $  1,948,980   $  3,323,904
  Net realized gain (loss)                    (343,911)    (2,207,274)
  Net change in unrealized appreciation
    (depreciation)                           1,025,047     (1,377,771)
                                          ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                2,630,116       (261,141)
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (1,241,441)    (2,076,744)
  Net investment income, Class B              (435,676)      (750,987)
  Net investment income, Class C              (394,942)      (439,980)
  Net realized gains, Class A                  --            (623,397)
  Net realized gains, Class B                  --            (231,491)
  Net realized gains, Class C                  --             (40,577)
                                          ------------   ------------
  DECREASE IN NET ASSETS RESULTING FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (2,072,059)    (4,163,176)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,158,334 and 6,014,412 shares,
    respectively)                           10,149,229     29,551,389
  Net asset value of shares issued from
    reinvestment of distributions
    (213,745 and 481,339 shares,
    respectively)                            1,004,585      2,357,562
  Cost of shares repurchased (3,377,973
    and 5,014,505 shares, respectively)    (15,887,328)   (24,593,058)
                                          ------------   ------------
Total                                       (4,733,514)     7,315,893
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares (526,271
    and 1,098,057 shares, respectively)      2,469,447      5,370,293
  Net asset value of shares issued from
    reinvestment of distributions
    (68,208 and 150,247 shares,
    respectively)                              319,852        735,674
  Cost of shares repurchased (622,031
    and 656,994 shares, respectively)       (2,917,623)    (3,148,967)
                                          ------------   ------------
Total                                         (128,324)     2,957,000
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares (763,248
    and 3,178,002 shares, respectively)      3,577,546     15,654,043
  Net asset value of shares issued from
    reinvestment of distributions
    (67,462 and 90,036 shares,
    respectively)                              317,007        436,654
  Cost of shares repurchased (1,001,818
    and 1,091,595 shares, respectively)     (4,693,236)    (5,287,237)
                                          ------------   ------------
Total                                         (798,683)    10,803,460
                                          ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (5,660,521)    21,076,353
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS     (5,102,464)    16,652,036
NET ASSETS
  Beginning of period                       56,101,539     39,449,503
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($26,181) AND $96,898, RESPECTIVELY]  $ 50,999,075   $ 56,101,539
                                          ------------   ------------
                                          ------------   ------------

                       See Notes to Financial Statements                       7

Phoenix Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                           ----------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                              YEAR ENDED OCTOBER 31
                                            4/30/99      --------------------------------------------------------------------
                                           (UNAUDITED)      1998          1997          1996          1995           1994
Net asset value, beginning of period       $    4.66     $     5.06    $     4.91    $     4.74    $     4.61    $       4.91
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.17(2)        0.34(2)       0.34(2)       0.33(2)       0.33(2)         0.29(2)
  Net realized and unrealized gain
    (loss)                                      0.06          (0.29)         0.14          0.17          0.13           (0.26)
                                               -----          -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT OPERATIONS          0.23           0.05          0.48          0.50          0.46            0.03
                                               -----          -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.18)         (0.34)        (0.33)        (0.33)        (0.33)          (0.29)
  Dividends from net realized gains               --          (0.11)           --            --            --           (0.03)
  Tax return of capital                           --             --            --            --            --           (0.01)
                                               -----          -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                      (0.18)         (0.45)        (0.33)        (0.33)        (0.33)          (0.33)
                                               -----          -----         -----         -----         -----           -----
CHANGE IN NET ASSET VALUE                       0.05          (0.40)         0.15          0.17          0.13           (0.30)
                                               -----          -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD             $    4.71     $     4.66    $     5.06    $     4.91    $     4.74    $       4.61
                                               -----          -----         -----         -----         -----           -----
                                               -----          -----         -----         -----         -----           -----
Total return(1)                                 5.05%(4)       0.85%        10.08%        10.91%        10.27%           0.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $28,809        $33,212       $28,557       $13,702        $9,303          $9,371

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.00%(3)       1.00%         1.00%         1.00%         1.00%           1.00%
  Net investment income                         7.34%(3)       6.90%         6.54%         6.88%         7.07%           5.99%
Portfolio turnover                                72%(4)        126%          246%          232%          344%            121%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.03, $0.04, $0.06, $0.08 and $0.08, respectively.
(3)  Annualized
(4)  Not annualized

8                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                           ----------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                              YEAR ENDED OCTOBER 31
                                            4/30/99      --------------------------------------------------------------------
                                           (UNAUDITED)      1998          1997          1996          1995           1994
Net asset value, beginning of period       $    4.65     $     5.06    $     4.91    $     4.74    $     4.61    $       4.91
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.16(2)        0.31(2)       0.31(2)       0.31(2)       0.30(2)         0.27(2)
  Net realized and unrealized gain
    (loss)                                      0.06          (0.29)         0.15          0.17          0.13           (0.26)
                                               -----          -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT OPERATIONS          0.22           0.02          0.46          0.48          0.43            0.01
                                               -----          -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.17)         (0.32)        (0.31)        (0.31)        (0.30)          (0.27)
  Dividends from net realized gains               --          (0.11)           --            --            --           (0.03)
  Tax return of capital                           --             --            --            --            --           (0.01)
                                               -----          -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                      (0.17)         (0.43)        (0.31)        (0.31)        (0.30)          (0.31)
                                               -----          -----         -----         -----         -----           -----
CHANGE IN NET ASSET VALUE                       0.05          (0.41)         0.15          0.17          0.13           (0.30)
                                               -----          -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD             $    4.70     $     4.65    $     5.06    $     4.91    $     4.74    $       4.61
                                               -----          -----         -----         -----         -----           -----
                                               -----          -----         -----         -----         -----           -----
Total return(1)                                 4.79%(5)       0.12%         9.51%        10.36%         9.71%          (0.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $12,221        $12,225       $10,318        $5,943        $4,659          $6,418
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.50%(4)       1.50%         1.50%         1.50%         1.50%           1.45%
  Net investment income                         6.83%(4)       6.44%         6.05%         6.38%         6.59%           5.74%
Portfolio turnover                                72%(5)        126%          246%          232%          344%            121%

                                                            CLASS C
                                           ------------------------------------------
                                           SIX MONTHS                        FROM
                                             ENDED           YEAR         INCEPTION
                                            4/30/99         ENDED         10/1/97 TO
                                           (UNAUDITED)     10/31/98        10/31/97
Net asset value, beginning of period       $    4.66     $       5.06    $       5.15
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.17(3)          0.34(3)         0.03(3)
  Net realized and unrealized gain
    (loss)                                      0.04            (0.30)          (0.09)
                                               -----            -----           -----
      TOTAL FROM INVESTMENT OPERATIONS          0.21             0.04           (0.06)
                                               -----            -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.17)           (0.33)          (0.03)
  Dividends from net realized gains               --            (0.11)             --
  Tax return of capital                           --               --              --
                                               -----            -----           -----
      TOTAL DISTRIBUTIONS                      (0.17)           (0.44)          (0.03)
                                               -----            -----           -----
CHANGE IN NET ASSET VALUE                       0.04            (0.40)          (0.09)
                                               -----            -----           -----
NET ASSET VALUE, END OF PERIOD             $    4.70     $       4.66    $       5.06
                                               -----            -----           -----
                                               -----            -----           -----
Total return(1)                                 4.69%(5)         0.59%          (1.30)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $   9,969          $10,665    $        575
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.25%(4)         1.25%           1.25%(4)
  Net investment income                         7.08%(4)         6.70%           5.51%(4)
Portfolio turnover                                72%(5)          126%            246%(5)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.03, $0.04, $0.06, $0.08 and $0.08, respectively.
(3) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.03 and $0.04, respectively.
(4)  Annualized
(5)  Not annualized

                       See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Short Term Bond Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 2.25%. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has agreed to assume expenses of the Fund in excess of 1.00%, 1.50% and 1.25% of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively. For the six months ended April 30, 1999, the Adviser has reimbursed the Fund $117,964 for such expenses.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $1,896 for Class A shares and deferred sales charges of $19,211 for Class B shares and $492 for Class C shares for the six months ended April 30, 1999. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 0.75% for Class B shares and 0.50% for Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 1999, $43,418 was retained by the Distributor, $58,006 was paid to unaffiliated participants, and $9,700 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended April 30, 1999, transfer agent fees were $39,799 of which PEPCO retained $2,738 which is net of the fees paid to State Street.

  At April 30, 1999, PHL and affiliates held 31,920 Class A shares and 21,990 Class C shares of the Fund with a combined value of $253,695.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended April 30, 1999, purchased and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $36,189,122 and $37,920,268, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $2,411,451 and $5,196,774, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYFORWARDS

  The Fund has a capital loss carryover of $2,039,934, expiring in 2006, which may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX MULTI-SECTOR
SHORT TERM BOND FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Daizell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web Address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION                              ---------------
PO Box 2200                                                      Bulk Rate Mail
Enfield CT 06083-2200                                             U.S. Postage
                                                                     PAID
                                                                 Springfield, MA
                                                                 Permit No. 444
                                                                 ---------------

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